Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Previously Reported Common Stock	Previously Reported Additional Paid-In Capital	Previously Reported Accumulated Deficit	Previously Reported	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock At Cost	Total
Balance at Dec. 31, 2020					$ 1	$ 13,409	$ (26,726)		$ (13,316)
Balance (in Shares) at Dec. 31, 2020					122,224
Issuance of warrants with debt						1,340			1,340
Issuance of common stock in the acquisition of Appliances Connection						12,264			12,264
Issuance of common stock in the acquisition of Appliances Connection (in Shares)					117,920
Issuance of common stock and warrants in connection with a public offering						194,398			194,398
Issuance of common stock and warrants in connection with a public offering (in Shares)					1,862,222
Issuance of common stock through equity incentive awards						555			555
Issuance of common stock through equity incentive awards (in Shares)					4,336
Issuance of common stock in connection with exercise of warrants						2,368			2,368
Issuance of common stock in connection with exercise of warrants (in Shares)					21,045
Stock compensation expense						324			324
Net loss				$ 7,670			(7,582)		(7,582)
Balance at Dec. 31, 2021	$ 1	$ 224,668	$ (34,308)	190,351	$ 1	224,658	(34,308)		$ 190,351
Balance (in Shares) at Dec. 31, 2021	2,127,747				2,127,747				2,127,747
Issuance of common stock through equity incentive awards						120			$ 120
Issuance of common stock through equity incentive awards (in Shares)					1,395
Stock compensation expense						33			33
Net loss							5,819		5,819
Balance at Mar. 31, 2022					$ 1	224,811	(28,489)		196,323
Balance (in Shares) at Mar. 31, 2022					2,129,142
Balance at Dec. 31, 2021	$ 1	224,668	(34,308)	190,351	$ 1	224,658	(34,308)		$ 190,351
Balance (in Shares) at Dec. 31, 2021	2,127,747				2,127,747				2,127,747
Net loss									$ (3,657)
Balance at Sep. 30, 2022					$ 1	224,851	(37,965)	$ (2,000)	184,887
Balance (in Shares) at Sep. 30, 2022					2,104,558
Balance at Dec. 31, 2021	$ 1	$ 224,668	$ (34,308)	$ 190,351	$ 1	224,658	(34,308)		$ 190,351
Balance (in Shares) at Dec. 31, 2021	2,127,747				2,127,747				2,127,747
Stock compensation expense						179			$ 179
Net loss							(125,965)		(125,965)
Balance at Dec. 31, 2022					$ 1	222,837	(160,273)		$ 62,565
Balance (in Shares) at Dec. 31, 2022					2,104,558				2,104,558
Issuance of common stock to directors
Issuance of common stock to directors (in Shares)					1,395
Purchase of and subsequent retirement of treasury stock						(2,000)			(2,000)
Purchase of and subsequent retirement of treasury stock (in Shares)					(24,584)
Balance at Mar. 31, 2022					$ 1	224,811	(28,489)		196,323
Balance (in Shares) at Mar. 31, 2022					2,129,142
Stock compensation expense						20			20
Net loss							(4,292)		(4,292)
Balance at Jun. 30, 2022					$ 1	224,831	(32,781)	(2,000)	190,051
Balance (in Shares) at Jun. 30, 2022					2,104,558
Purchase of treasury stock								(2,000)	(2,000)
Purchase of treasury stock (in Shares)					(24,584)
Stock compensation expense						20			20
Net loss							(5,184)		(5,184)
Balance at Sep. 30, 2022					$ 1	224,851	(37,965)	(2,000)	184,887
Balance (in Shares) at Sep. 30, 2022					2,104,558
Balance at Dec. 31, 2022					$ 1	222,837	(160,273)		$ 62,565
Balance (in Shares) at Dec. 31, 2022					2,104,558				2,104,558
Issuance of common stock through equity incentive awards						60			$ 60
Issuance of common stock through equity incentive awards (in Shares)					1,660
Issuance of common stock in connection with employment agreements						120			120
Issuance of common stock in connection with employment agreements (in Shares)					3,180
Stock compensation expense						8			8
Net loss							(2,761)		(2,761)
Balance at Mar. 31, 2023					$ 1	223,025	(163,034)		59,992
Balance (in Shares) at Mar. 31, 2023					2,109,398
Balance at Dec. 31, 2022					$ 1	222,837	(160,273)		$ 62,565
Balance (in Shares) at Dec. 31, 2022					2,104,558				2,104,558
Net loss									$ (8,391)
Balance at Sep. 30, 2023					$ 1	223,029	(168,664)		$ 54,366
Balance (in Shares) at Sep. 30, 2023					2,109,398				2,109,398
Balance at Mar. 31, 2023					$ 1	223,025	(163,034)		$ 59,992
Balance (in Shares) at Mar. 31, 2023					2,109,398
Stock compensation expense						2			2
Net loss							1,004		1,004
Balance at Jun. 30, 2023					$ 1	223,027	(162,030)		60,998
Balance (in Shares) at Jun. 30, 2023					2,109,398
Stock compensation expense						2			2
Net loss							(6,634)		(6,634)
Balance at Sep. 30, 2023					$ 1	$ 223,029	$ (168,664)		$ 54,366
Balance (in Shares) at Sep. 30, 2023					2,109,398				2,109,398